Retirement-Related Benefits - PBO, APBO, FV of Plan Assets, Funded Status (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Overfunded plans
Funded status of plan
Benefit Obligations	$ 63,524	$ 70,139
Fair Value of Plan Assets	68,190	74,782
Funded Status	4,666	4,643
Underfunded plans
Funded status of plan
Benefit Obligations	34,675	36,332
Fair Value of Plan Assets	16,877	18,799
Funded Status	$ (17,798)	(17,533)
Pension Plans
Funded status of plan
Percentage of plan funded	91.00%
Pension Plans | Qualified Plans
Funded status of plan
Percentage of plan funded	99.00%
U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	$ 5,579	6,026
Fair Value of Plan Assets	29	18
Funded Status	(5,550)	(6,007)
U.S. | Pension Plans
Funded status of plan
Benefit Obligations	47,812	52,444	$ 52,218
Fair Value of Plan Assets	48,213	52,694	51,405
Funded Status	401	250
U.S. | Pension Plans | Qualified Plans | Personal Pension Plan (PPP)
Funded status of plan
Fair Value of Plan Assets	$ 48,213	52,694
Percentage of plan funded	104.00%
U.S. | Pension Plans | Qualified Plans | Overfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	$ 46,145	50,602
Fair Value of Plan Assets	48,213	52,694
Funded Status	2,069	2,092
U.S. | Pension Plans | Nonqualified Plans | Underfunded plans | Personal Pension Plan (PPP)
Funded status of plan
Benefit Obligations	1,395	1,532
Funded Status	$ (1,395)	(1,532)
Defined benefit plan, funding status	us-gaap:UnfundedPlanMember
U.S. | Pension Plans | Nonqualified Plans | Underfunded plans | Retention Plan
Funded status of plan
Benefit Obligations	$ 273	310
Funded Status	$ (273)	(310)
Defined benefit plan, funding status	us-gaap:UnfundedPlanMember
U.S. | Nonpension Postretirement Plans
Funded status of plan
Benefit Obligations	$ 3,912	4,184	4,470
Fair Value of Plan Assets	29	18	26
Funded Status	(3,882)	(4,165)
U.S. | Nonpension Postretirement Plans | Underfunded plans
Funded status of plan
Benefit Obligations	3,912	4,184
Fair Value of Plan Assets	29	18
Funded Status	(3,882)	(4,165)
Non-U.S. | Overfunded plans
Funded status of plan
Benefit Obligations	17,379	19,537
Fair Value of Plan Assets	19,975	22,088
Funded Status	2,597	2,551
Non-U.S. | Underfunded plans
Funded status of plan
Benefit Obligations	29,095	30,306
Fair Value of Plan Assets	16,848	18,780
Funded Status	(12,248)	(11,526)
Non-U.S. | Pension Plans
Funded status of plan
Benefit Obligations	45,770	49,111	44,981
Fair Value of Plan Assets	36,758	40,798	36,020
Funded Status	(9,012)	(8,312)
Non-U.S. | Pension Plans | Qualified Plans | Overfunded plans
Funded status of plan
Benefit Obligations	17,379	19,537
Fair Value of Plan Assets	19,975	22,088
Funded Status	2,597	2,551
Non-U.S. | Pension Plans | Qualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	22,139	23,046
Fair Value of Plan Assets	16,783	18,711
Funded Status	(5,356)	(4,336)
Non-U.S. | Pension Plans | Nonqualified Plans | Underfunded plans
Funded status of plan
Benefit Obligations	6,252	6,527
Funded Status	(6,252)	(6,527)
Non-U.S. | Nonpension Postretirement Plans
Funded status of plan
Benefit Obligations	705	732	692
Fair Value of Plan Assets	65	70	$ 71
Funded Status	(640)	(663)
Non-U.S. | Nonpension Postretirement Plans | Overfunded plans
Funded status of plan
Benefit Obligations	0	0
Fair Value of Plan Assets	0	0
Funded Status	0	0
Non-U.S. | Nonpension Postretirement Plans | Underfunded plans
Funded status of plan
Benefit Obligations	704	732
Fair Value of Plan Assets	65	70
Funded Status	$ (640)	$ (663)